Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ 1,449,762	$ (3,992,426)	$ (10,548,037)	$ (2,644,446)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation expense	426,732	753,154	1,213,581	611,937
Write off of Fixed Assets		2,025,631
Provision for bad debt			194,258
Guaranty liability loss			2,941,500
Loss on store closure			616,510
Forgiveness of PPP loans	(4,542,860)		(884,600)
Gain from EIDL loan forgiveness	(10,000)
Redemption of common stock	(70,389)
Gain from lease modification	(251,452)
Amortization of operating lease right-of-use assets	3,053,045	343,560	5,684,148	330,430
Amortization of financing lease right-of-use assets	374,928	287,031	577,216	575,639
Amortization of intangible assets	1,884	1,884	3,768	3,768
Amortization of debt discount	15,347	15,524	31,218	(122,733)
Stock-based compensation expense	16,058	56,779	81,745	312,600
Loss on fixed asset disposal		2,025,631	2,049,947
Gain from insurance recoveries on impaired fixed assets				(100,000)
Changes in operating activities:
Accounts receivable	53,268	(16,385)	(396,505)	(135,120)
Ad fund receivable	11,734	(25,340)	(44,098)	(110)
Payments on operating lease liability	(3,237,610)	(320,744)	(4,142,220)	(149,499)
Other receivables	18,424	(34,574)	(20,070)	(18,323)
Prepaid expenses	271,035	204,443	(470,121)	370,363
Inventory	(111,348)	100,904	10,572	109,784
Deposits	(4,239)	24,694	40,816	(70,947)
Other assets	8,071	24,815	(9,412)	5,348
Accounts payable and accrued liabilities	(2,097,974)	688,628	(647,770)	847,341
Accounts payable and accrued liabilities - related party	244,167	239,765	517,292	123,122
Settlement agreements payable	596,502	5,621	11,303	11,272
Accrued legal settlement	3,881	3,904	7,852	7,829
Deferred franchise fees	(44,500)	56,875	41,250	103,282
Gift card liabilities	(19,702)	262,351	(1,835)	9,570
Seller Payable		(312,000)	(312,000)
Net cash (used by) provided by operating activities	(3,845,056)	369,399	(3,453,692)	181,107
Cash flows from investing activities
Interest Receivable	(257,507)		(125,658)
Issuances of notes receivable			(4,030,191)
Insurance recoveries for impaired fixed assets				100,000
Repayments of notes receivable		1,276	2,340	3,180
Purchases of fixed assets	(592,375)	(89,691)	(444,047)	(1,014,746)
Acquisition of WingHouse				(11,000,000)
Net cash (used by) investing activities	(849,882)	(88,415)	(4,597,556)	(11,911,566)
Cash flows from financing activities
Proceeds from issuance of notes payable	4,330,827	6,715,923	15,661,444	12,807,098
Proceeds from issuance of notes payable - related party	2,623,258		2,381,793	2,123,963
Repayments of notes payable - related party	(414,954)	(709,256)	(3,787,498)
Repayments of notes payable	(982,328)	(604,006)	(4,549,870)
Payments on financing lease liability	(112,952)	(97,310)	(203,817)	(175,764)
Net cash (used) / provided by financing activities	5,443,851	5,305,351	9,502,052	14,755,297
Net decrease in cash and cash equivalents	748,913	5,586,335	1,450,804	3,024,838
Cash, cash equivalents, and restricted cash, beginning of period	4,820,870	3,370,066	3,370,066	345,228
Cash, cash equivalents, and restricted cash, end of period	5,569,783	8,956,401	4,820,870	3,370,066
Supplemental disclosure of cash flow information
Cash paid for interest	313,015	357,853	792,638	177,558
Cash paid for income taxes
Schedule of non-cash transactions
Change in non-controlling interest	$ 294,305	$ 237,430
Acquisition of WingHouse concept with note payable and deferred compensation liability				18,374,000
Recognition of operating lease liability and right-of-use assets				45,975,202
Recognition of financing lease liability and right-of-use assets				11,326,676
Debt discount on note receivable			$ 3,660,843